Note 8 - Notes Payable: (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Apr. 10, 2019	Feb. 28, 2017	Sep. 30, 2014	Jun. 30, 2014	Apr. 10, 2014	Sep. 13, 2013	Feb. 29, 2012	Jan. 17, 2012	Nov. 30, 2011	Jun. 30, 2008	Jun. 16, 2014
Note 8 - Notes Payable: (Details) [Line Items]
Income (Loss) before Gain or Loss on Sale of Properties, and Extraordinary Items	$ 18,000,000
Notes Payable	16,144,614			16,447,427	16,447,427
Dividends Payable, Amount Per Share (in Dollars per share)	$ 10.89						$ 66.56
Debt Instrument, Interest Rate, Stated Percentage		5.50%	5.00%			5.875%		5.75%	5.75%	5.66%	4.71%
Global Dividend Note Payable [Member]
Note 8 - Notes Payable: (Details) [Line Items]
Notes Payable	16,144,614			16,150,000	16,144,614
Dividends Payable, Amount Per Share (in Dollars per share)				$ 10.89
Debt Instrument, Interest Rate, Stated Percentage				5.00%
Global Note Payable [Member]
Note 8 - Notes Payable: (Details) [Line Items]
Notes Payable					302,813							302,813
GSD LLC [Member]
Note 8 - Notes Payable: (Details) [Line Items]
Gain (Loss) on Sale of Properties	$ 28,400,000